Commitment and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

Note 9 - Commitment and Contingencies

On August 5, 2022, RLSP signed a Construction Engineering Contract (the “Project”) with Zhejiang Fengrong Construction Co., Ltd (a.k.a “Ningbo Rongsen”) to construct a factory and a new production line with an annual production capacity of up to four million sets of automotive seals. The budget of the Project is around $4,931,105 (RMB 35 million), and the Project was completed on October 25, 2023. As of December 31, 2023, RLSP has paid Ningbo Rongsen a total of $2,395,142 (RMB 17 million) for the Project. The Project was subsequently audited by Ningbo Zhongxin Engineering Management Co., Ltd., which initially appraised the Project at US $6,519,991 (RMB 46,277,593). Based on this appraisal, RLSP signed a Settlement Payment Agreement with Ningbo Rongsen on January 7, 2024, setting the final settlement price at US $7,171,990 (RMB 50,905,352).

However, a significant discrepancy emerged following a second evaluation by Kexin United Engineering Consulting Co., Ltd., which determined the Project cost to be US $5,221,922 (RMB 37,064,159), indicating a discrepancy of 26.32% compared to the price in the Settlement Payment Agreement. Citing a major misunderstanding influenced by the initial overvaluation, RLSP seeks legal action to revoke the Settlement Payment Agreement, in accordance with Article 147 of the Civil Code of the People’s Republic of China, which allows for the revocation under significant misunderstanding.

On March 21, 2024, RLSP filed a complaint against Ningbo Rongsen in the Ningbo Fenghua District People’s Court of China, challenging the overvalued construction costs of our newly constructed factory. Concurrently with RLSP’s complaint, on March 25, 2024, Ningbo Rongsen filed a counter-claim against RLSP with the Ningbo Fenghua District People’s Court demanding RLSP to pay full construction costs, overdue penalty, attorney fees and other costs totalling US$7,163,361 (RMB50,844,103.89) in accordance with the Settlement Payment Agreement. The Ningbo Fenghua District People’s Court accepted the above filings in connection with RLSP’s complaint and Ningbo Rongsen’s counter-claim on May 9, 2024 and assigned a case number being (2024) Zhejiang 0213 Minchu No. 2289. Subsequently, on July 26, 2024, the Ningbo Fenghua District People’s Court ruled in favor of Ningbo Rongsen, ordering RLSP to pay full construction costs, overdue penalty, attorney fees and other costs in accordance with the Settlement Payment Agreement. On August 9, 2024, RLSP appealed to the Ningbo Intermediate People’s Court, requesting the revocation of the civil court judgement in case number (2024) Zhejiang 0213 Minchu No. 2289. RLSP seeks either a remand of the case for retrial or a revised judgement that supports its claims and rejects the counter-claim filed by Ningbo Rongsen. The case is currently under review by the Ningbo Intermediate People’s Court.

Our management maintains confidence in our legal standing and is actively pursuing a resolution that will be beneficial to us. As legal proceedings are subject to inherent uncertainties, we cannot predict the outcome of this matter at the time of filing this Quarterly Report.

Note 9 - Commitment and contingencies

On February 7, 2021, the landlord of the factory leased by RLSP filed a lawsuit against RLSP for default on lease payment pursuant to the lease agreement entered on November 11, 2019. The case was settled under the court mediation and a civil settlement was issued on April 20, 2021, pursuant to which, RLSP should pay the total unpaid balance of $46,454 (approximately RMB 300,000) along with interest calculated with 24% annum for around five months period. RLSP agreed to make the remaining two lease payments on time. $58,855 (RMB380,000) was made to the landlord through the court in April 2021, including unpaid lease payments, interest and attorney fee.

RLSP extended the lease agreement multiple times with the landlord with the final extension to January 14, 2024 with a monthly lease amount of RMB 429,000 (or approximately $61,638), payable by quarter. According to the supplementary lease agreement, RLSP has an early-termination right by providing the landlord with a 90-day written notice of intent to vacate. RLSP exercised this early-termination right by submitting a notice on April 30th, 2023, and subsequently vacated the leased factory on August 15th, 2023. As a result, the factory lease agreement was terminated as of August 15th, 2023.

On July 5, 2022, Guangzhou FuRuiDe Metal Processing Machinery Manufacturing Co., Ltd. (“GFMP”) and RLSP entered into a settlement agreement regarding a dispute about the molds GFMP produced and RLSP purchased. GFMP manufactured five pair of molds for RLSP for the total purchase amount of RMB 200,000 (approximately USD $31,000), whereas RLSP prepaid RMB 30,000 (approximately USD $5,000) as deposit in October 2019. RLSP claims that the molds are defective which led to higher product defectives rate and RLSP has removed the models from production since then. As a result, RLSP disputed the remaining unpaid purchase amount (i.e. RMB170,000). According to the mediation letter entered by both parties on July 5, 2022, GFMP and RLSP agreed to settle the remaining unpaid balance in RMB 131,850 (approximately $20,000). The settlement amount has been paid on August 1, 2022 through court enforcement of Ningbo City.